Basis of Presentation and General Information	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

PYXIS TANKERS INC. (“Pyxis”) is a corporation incorporated in the Republic of the Marshall Islands on March 23, 2015. As of September 30, 2022, Pyxis owns 100% ownership interest in the following seven vessel-owning companies:

●	FOURTHONE CORPORATION LTD, established under the laws of the Republic of Malta (“Fourthone”);
●	SEVENTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Seventhone”);
●	EIGHTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Eighthone”);
●	TENTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Tenthone”);
●	ELEVENTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Eleventhone” and collectively with Fourthone, Seventhone, Eighthone and Tenthone the “Vessel-owning companies”).

Pyxis also currently owns 100% ownership interest in the following non-vessel owning companies:

●	SECONDONE CORPORATION LTD, established under the laws of the Republic of Malta (“Secondone”) that owned the vessel “Northsea Alpha” that was sold to an unaffiliated third party on January 28, 2022;
●	THIRDONE CORPORATION LTD, established under the laws of the Republic of Malta (“Thirdone”) that owned the vessel “Northsea Beta” that was sold to an unaffiliated third party on March 1, 2022;
●	SIXTHONE CORP., established under the laws of the Republic of the Marshal Islands (“Sixthone”) that owned the vessel “Pyxis Delta” that was sold to an unaffiliated third party on January 13, 2020 and,
●	MARITIME TECHNOLOGIES CORP, established under the laws of Delaware.

All of the Vessel-owning companies are engaged in the marine transportation of liquid cargoes through the ownership and operation of tanker vessels, as listed below:

Vessel-owning Company	Incorporation date	Vessel	Dead Weight tons “DWT”	Year built	Acquisition date
Fourthone	05/30/2007	Pyxis Malou	50,667	2009	02/16/2009
Seventhone	05/31/2011	Pyxis Theta	51,795	2013	09/16/2013
Eighthone	02/08/2013	Pyxis Epsilon	50,295	2015	01/14/2015
Tenthone	04/22/2021	Pyxis Karteria	46,652	2013	07/15/2021
Eleventhone	11/09/2021	Pyxis Lamda	50,145	2017	12/20/2021

Effective May 13, 2022, the Company effected a four-for-one reverse stock split on its issued and outstanding common stock. All share and per share amounts disclosed in the accompanying financial statements give effect to this reverse stock split retroactively, for all periods presented.

The accompanying Unaudited Interim Condensed Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete annual financial statements. In the opinion of the management of the Company, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of financial position, operating results and cash flows have been included in the accompanying Unaudited Interim Condensed Consolidated Financial Statements. Interim results are not necessarily indicative of results that may be expected for the year ending December 31, 2022. These Unaudited Interim Condensed Consolidated Financial Statements should be read in conjunction with the Consolidated Financial Statements and footnotes for the year ended December 31, 2021, included in the Company’s Annual Report on Form 20-F filed with the SEC on April 1, 2022 (the “2021 Annual Report”).

Revenues for the nine month periods ended September 30, 2021 and 2022, deriving from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues), were as follows:

Charterer	Nine months ended September 30,
	2021	2022
A	0%	38%
B	12%	31%
C	39%	0%
D	13%	0%
E	0%	0%
Total	64%	69%

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

1.	Basis of Presentation and General Information: -Continued:

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the accompanying Consolidated Balance Sheets that are presented in the accompanying interim condensed consolidated statement of cash flows for the nine month periods ended September 30, 2021 and 2022.

	September 30,	September 30,
	2021	2022
Cash and cash equivalents	$7,742	$4,250
Restricted cash, current portion	347	350
Restricted cash, net of current portion	2,700	2,250
Total cash and cash equivalents and restricted cash	$10,789	$6,850

PYXIS MARITIME CORP. (“Maritime”), a corporation established under the laws of the Republic of the Marshall Islands, which is beneficially owned by Mr. Valentios (“Eddie”) Valentis, the Company’s Chairman, Chief Executive Officer and Class I Director, provides certain ship management services to the Vessel-owning companies, as discussed in Note 3.

With effect from the delivery of each vessel, the crewing and technical management of the vessels were contracted to INTERNATIONAL TANKER MANAGEMENT LTD. (“ITM”) with permission from Maritime. ITM is an unrelated third party technical manager, represented by its branch based in Dubai, UAE. Each ship-management agreement with ITM is in force until it is terminated by either party. The ship-management agreements can be cancelled either by the Company or ITM for any reason at any time upon three months’ advance notice.

As of September 30, 2022, the Company had a working capital surplus of $1,955, defined as current assets minus current liabilities. As of the filing date of the Unaudited Interim Condensed Consolidated Financial Statements, the Company believes that it will be in a position to cover its liquidity needs for the next 12-month period through operating cash flows, management of working capital, sale of assets, refinancing indebtedness or raising additional equity capital, or a combination thereof.

As of September 30, 2022, Mr. Valentis beneficially owned approximately 54.0% of the Company’s common stock.